Employee Related Obligations	12 Months Ended
Dec. 28, 2014
Compensation Related Costs [Abstract]
Employee Related Obligations
Employee Related Obligations
At the end of 2014 and 2013, employee related obligations recorded on the Consolidated Balance Sheets were:

(Dollars in Millions)	2014	2013
Pension benefits	$4,547	2,950
Postretirement benefits	3,161	2,655
Postemployment benefits	2,062	1,872
Deferred compensation	599	693
Total employee obligations	10,369	8,170
Less current benefits payable	397	386
Employee related obligations — non-current	$9,972	7,784

Prepaid employee related obligations of $233 million and $2,363 million for 2014 and 2013, respectively, are included in other assets on the Consolidated Balance Sheets.